CONSOLIDATED FINANCIAL STATEMENTS (Details 2) - Celulosa Arauco Y Constitucin SA And Subsidiaries [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement [Line Items]
Revenue	$ 5,353,354
Net profit	$ 58,472